TAXATION - Deferred tax assets and liabilities (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
TAXATION
Total deferred tax assets at the beginning		Rp 2,477
Total deferred tax assets at the beginning		2,477	Rp 2,804
(Charged) credited to profit or loss		140	234
(Charged) credited to other comprehensive income		254
(Charged) credited to equity		(92)	(5)
Total deferred tax assets at the ending	$ 200	2,779	2,477
Total deferred tax assets at the ending		2,779	2,477	Rp 2,804
Total deferred tax liabilities at the beginning		(1,197)
Total deferred tax liabilities at the beginning		(1,197)	(933)
(Charged) credited to profit or loss		40	(168)
(Charged) credited to other comprehensive income		157	(124)
(Charged) credited to other comprehensive income			(474)
(Charged) credited to equity		(204)	(54)
Total deferred tax liabilities at the ending	$ (87)	(1,204)	(1,197)
Total deferred tax liabilities at the ending		(1,204)	(1,197)	(933)
Deferred tax assets - net		2,779	2,477	2,804	Rp 2,779	Rp 2,477
Temporary differences associated with investments in subsidiaries and associated companies, for which deferred tax liabilities have not been recognized					29,118	31,296
Effect of adoption of new accounting standards
TAXATION
Effect from Initial application of new IFRS			82
Effect from Initial application of new IFRS			82
The company
TAXATION
Total deferred tax assets at the beginning		2,164	2,471
Total deferred tax assets at the beginning		2,072	2,461
(Charged) credited to profit or loss		46
(Charged) credited to profit or loss			199
(Charged) credited to other comprehensive income		244	(466)
Total deferred tax assets at the ending		2,454	2,164	2,471
Total deferred tax assets at the ending		2,301	2,072	2,461
Total deferred tax liabilities at the beginning		(92)	(10)
(Charged) credited to profit or loss		(61)	(40)
(Charged) credited to profit or loss		(15)	159
(Charged) credited to other comprehensive income			(466)
Total deferred tax liabilities at the ending		(153)	(92)	(10)
Deferred tax assets - net		Rp 2,301	Rp 2,072	Rp 2,461	Rp 2,301	2,072
Change in tax rate	(5.00%)	(5.00%)	(5.00%)	(5.00%)
Applicable tax rate	20.00%	20.00%	20.00%	20.00%
The company | Effect of adoption of new accounting standards
TAXATION
Effect from Initial application of new IFRS			Rp (40)
Effect from Initial application of new IFRS			(42)
Effect from Initial application of new IFRS			(82)
The company | Net periodic pension and other post-employment benefits costs
TAXATION
Total deferred tax assets at the beginning		Rp 663	1,102
(Charged) credited to profit or loss		(70)	27
(Charged) credited to other comprehensive income		244	(466)
Total deferred tax assets at the ending		837	663	Rp 1,102
The company | Allowances for expected credit losses
TAXATION
Total deferred tax assets at the beginning		686	594
(Charged) credited to profit or loss		88	132
Total deferred tax assets at the ending		774	686	594
The company | Allowances for expected credit losses | Effect of adoption of new accounting standards
TAXATION
Effect from Initial application of new IFRS			(40)
The company | Provision for employee benefits
TAXATION
Total deferred tax assets at the beginning		215	247
(Charged) credited to profit or loss		15	(32)
Total deferred tax assets at the ending		230	215	247
The company | Difference between accounting and tax bases of property and equipment
TAXATION
Total deferred tax assets at the beginning		420	240
(Charged) credited to profit or loss		7	180
Total deferred tax assets at the ending		427	420	240
The company | Fiscal loss
TAXATION
Total deferred tax assets at the beginning			172
(Charged) credited to profit or loss			(172)
Total deferred tax assets at the ending				172
The company | Deferred installation fee
TAXATION
Total deferred tax assets at the beginning		92	74
(Charged) credited to profit or loss		0	18
Total deferred tax assets at the ending		92	92	74
The company | Accrued expenses and provision for inventory obsolescence
TAXATION
Total deferred tax assets at the beginning		79	43
(Charged) credited to profit or loss		(4)	36
Total deferred tax assets at the ending		75	79	43
The company | Cost to obtain contracts
TAXATION
Total deferred tax liabilities at the beginning		(80)
(Charged) credited to profit or loss		(54)	(38)
Total deferred tax liabilities at the ending		(134)	(80)
The company | Cost to obtain contracts | Effect of adoption of new accounting standards
TAXATION
Effect from Initial application of new IFRS			(42)
The company | Valuation of long-term investments
TAXATION
Total deferred tax liabilities at the beginning		(11)	(11)
Total deferred tax liabilities at the ending		(11)	(11)	(11)
The company | Finance leases
TAXATION
Total deferred tax liabilities at the beginning		(1)
Total deferred tax liabilities at the beginning		(1)	1
(Charged) credited to profit or loss		(7)	(2)
Total deferred tax liabilities at the ending		(8)	(1)
Total deferred tax liabilities at the ending			(1)	1
The company | Land rights, intangible assets and others
TAXATION
Total deferred tax assets at the beginning		9
Total deferred tax assets at the beginning		9	(1)
(Charged) credited to profit or loss		10	10
Total deferred tax assets at the ending		Rp 19	9
Total deferred tax assets at the ending			Rp 9	Rp (1)
Subsidiaries
TAXATION
Applicable tax rate	25.00%	25.00%	25.00%	25.00%
Telkomsel
TAXATION
Total deferred tax assets at the beginning		Rp 1,011	Rp 861
(Charged) credited to profit or loss		(5)	171
(Charged) credited to other comprehensive income		141	(119)
(Charged) credited to equity		(9)
Total deferred tax assets at the ending		1,147	1,011	Rp 861
Total deferred tax liabilities at the beginning		(1,630)	(1,338)
Total deferred tax liabilities at the beginning		(619)	(477)
(Charged) credited to profit or loss		(55)	(292)
(Charged) credited to profit or loss		(60)	(121)
(Charged) credited to other comprehensive income			(119)
Total deferred tax liabilities at the ending		(1,694)	(1,630)	(1,338)
Total deferred tax liabilities at the ending		(547)	(619)	(477)
Telkomsel | Effect of adoption of new accounting standards
TAXATION
Effect from Initial application of new IFRS			98
Effect from Initial application of new IFRS			98
Telkomsel | Allowances for expected credit losses
TAXATION
Total deferred tax assets at the beginning		370	184
(Charged) credited to profit or loss		(88)	88
Total deferred tax assets at the ending		282	370	184
Telkomsel | Allowances for expected credit losses | Effect of adoption of new accounting standards
TAXATION
Effect from Initial application of new IFRS			98
Telkomsel | Provision for employee benefits
TAXATION
Total deferred tax assets at the beginning		641	677
(Charged) credited to profit or loss		83	83
(Charged) credited to other comprehensive income		141	(119)
Total deferred tax assets at the ending		865	641	677
Telkomsel | Difference between accounting and tax bases of property and equipment
TAXATION
(Charged) credited to equity		(9)
Total deferred tax liabilities at the beginning		(616)	(552)
(Charged) credited to profit or loss		68	(64)
Total deferred tax liabilities at the ending		(557)	(616)	(552)
Telkomsel | Finance leases
TAXATION
Total deferred tax liabilities at the beginning		(896)	(726)
(Charged) credited to profit or loss		(90)	(170)
Total deferred tax liabilities at the ending		(986)	(896)	(726)
Telkomsel | License amortization
TAXATION
Total deferred tax liabilities at the beginning		(118)	(60)
(Charged) credited to profit or loss		(33)	(58)
Total deferred tax liabilities at the ending		(151)	(118)	(60)
Subsidiaries - others
TAXATION
Total deferred tax assets at the beginning		405	343
(Charged) credited to other comprehensive income		10
(Charged) credited to equity		(92)	(5)
Total deferred tax assets at the ending		478
Total deferred tax assets at the ending			405	343
Total deferred tax liabilities at the beginning		(578)	(456)
(Charged) credited to profit or loss		100	(47)
(Charged) credited to profit or loss		155	75
(Charged) credited to other comprehensive income		16	(5)
(Charged) credited to other comprehensive income			(8)
(Charged) credited to equity		(195)	(54)
Total deferred tax liabilities at the ending		(657)	(578)	(456)
Deferred tax assets - net		Rp 405	405	Rp 343		Rp 405
Subsidiaries - others | Effect of adoption of new accounting standards
TAXATION
Effect from Initial application of new IFRS			0
Effect from Initial application of new IFRS			Rp (16)